Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Loss used in basic EPS and diluted EPS:	£ (3,061)	£ (3,154)	£ (5,460)	£ (22,189)	£ (10,085)
Denominator
Weighted average number of ordinary shares used in basic and diluted EPS:	98,476,551	63,296,377	80,546,881	42,839,961	18,330,588
Basic and diluted loss per share:	£ (3)	£ (5)	£ (7,000)	£ (52,000)	£ (50,000)